Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 12,206,655	$ 16,292,347
Accounts receivable	3,218,682	2,552,362
Inventory	9,820,730	5,734,755
Prepaid expenses	735,796	310,591
Total Current Assets	25,981,863	24,890,055
Long-Term Assets:
Property & equipment	590,801	365,868
Intangible assets	2,942,684	1,444,259
Right-of-use-asset	541,468	646,779
Total Long-Term Assets	4,074,953	2,456,906
TOTAL ASSETS	30,056,816	27,346,961
Current Liabilities:
Accounts payable & accrued expenses	4,157,253	2,585,466
Earnout payable	0	2,547,831
Income tax payable	254,971	299,869
Current portion - right-of-use-liability	116,253	118,670
Total Current Liabilities	4,528,477	5,551,836
Long-Term Liabilities:
Deferred tax liability	48,729	48,729
Right-of-use-liability	440,298	539,035
Total Long-Term Liabilities	489,027	587,764
TOTAL LIABILITIES	5,017,504	6,139,600
SHAREHOLDERS' EQUITY
Preferred Stock, Series B $0.10 par value per share; 1,000,000 shares authorized; 130,000 and 10,000 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively	13,000	1,000
Common Stock, $0.001 par value per share; 3,000,000,000 shares authorized; 1,999,660 and 14,012 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively	2,000	14
Capital paid in excess of par value	91,737,284	84,415,900
Accumulated comprehensive income	168,590	696,105
Accumulated (Deficit)	(66,881,562)	(63,905,658)
TOTAL SHAREHOLDERS' EQUITY	25,039,312	21,207,361
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 30,056,816	$ 27,346,961